Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Summer Street Trust
Entity Central Index Key	0000225322
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Fidelity SAI Real Estate Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Real Estate Fund
Class Name	Fidelity® SAI Real Estate Fund
Trading Symbol	FSRJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Real Estate Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Real Estate Fund	$ 26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 2,217,621,999
Holdings Count | shares	42
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$2,217,621,999
Number of Holdings	42
Portfolio Turnover	43%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 33.5 Retail REITs 17.5 Industrial REITs 15.2 Health Care REITs 12.9 Residential REITs 11.7 Real Estate Management & Development 8.4 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Prologis Inc 10.0 Equinix Inc 8.9 Welltower Inc 8.6 American Tower Corp 8.2 NNN REIT Inc 4.4 Kimco Realty Corp 4.2 Public Storage 4.1 CBRE Group Inc Class A 3.9 Digital Realty Trust Inc 3.9 UDR Inc 3.5 59.7